Cover	Apr. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2026
Entity File Number	000-53279
Entity Registrant Name	GREEN STREAM HOLDINGS, INC.
Entity Central Index Key	0001437476
Entity Tax Identification Number	20-1144153
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	8549 Wilshire Blvd, Suite 1216
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90211
City Area Code	(307)
Local Phone Number	485-1009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false